May 6, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

                   RE: The Gabelli Utilities Fund (the "Fund")
                  FILE NOS. 333-81209 AND 811-09397

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on May 1, 2003 (Accession #0000935069-03-000567).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0545.


                                              Very truly yours,

                                              /S/ AARON REMORENKO
                                              Aaron Remorenko
                                              Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd